Accounts receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, net
Accounts receivable, gross	$ 67,134	$ 42,276
Less: allowance for doubtful accounts	(1,507)	(1,478)	$ (1,693)	$ (1,733)
Accounts receivable, net	$ 65,627	$ 40,798